FAIR VALUE MEASUREMENTS - Key inputs of the Put model Option to Value (Details) - FPA	Sep. 30, 2023 $ / shares Y	Jan. 10, 2023 Y $ / shares
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.0549	0.0463
Remaining life (Yrs.)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Y	1.26	1.72
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input		0.0373
Redemption Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	10.73
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	11.05	10.48